Income Tax	6 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Income Tax
Income Tax

The components of the provision for income tax are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$
Current	333	(1,092)	(1,203)	(1,035)
Deferred	(1,213)	674	(5,435)	(762)
Income tax expense	(880)	(418)	(6,638)	(1,797)